Consolidated Statement of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Revenue		$ 331,037	$ 250,991	$ 165,056
Other operating income		469	466	11,542
Operating expenses:
Technology and platform fees		(4,104)	(4,472)	(3,315)
Content cost		(3,834)	(3,712)	(4,312)
Cost of inventory sold		(46,650)	(5,507)	(700)
Personnel expenses, including share-based remuneration		(74,588)	(74,450)	(62,103)
Marketing and distribution expenses		(114,988)	(120,944)	(47,860)
Credit loss expense		(1,387)	(557)	(1,849)
Credit loss expense related to divested joint venture		0	0	(10,476)
Depreciation and amortization		(13,939)	(19,600)	(20,234)
Impairment of non-financial assets		(3,194)	(5,624)	0
Other operating expenses		(27,015)	(22,802)	(28,197)
Total operating expenses		(289,699)	(257,668)	(179,046)
Operating profit (loss)		41,808	(6,211)	(2,448)
Share of net income (loss) of equity-accounted investees	[1]	(6)	(29,376)	2,005
Impairment of equity-accounted investee	[1]	0	(115,477)	0
Fair value gain on investments		1,500	116,561	24,000
Finance income		21,454	123	13,633
Finance expenses		(39,729)	(6,912)	(516)
Foreign exchange gain (loss)		(1,157)	(1,814)	833
Net finance income (expense)		(19,432)	(8,603)	13,950
Profit (loss) before income taxes		23,870	(43,106)	37,507
Profit (loss) from continuing operations		(8,835)	(43)	(75)
Profit (loss) from continuing operations		15,035	(43,149)	37,432
Profit (loss) from discontinued operations		0	(816)	141,742
Net income (loss)		$ 15,035	$ (43,964)	$ 179,174
ADS [member]
Earnings per ADS and per share for profit (loss) from continuing operations (1):
Basic earnings per share, US$ (in dollars per share)	[2]	$ 0.14	$ (0.37)	$ 0.32
Diluted earnings per ADS, US$ (in dollars per share)	[2]	0.14	(0.37)	0.32
Earnings per ADS and per share for net income (loss) (1):
Basic earnings per share, US$ (in dollars per share)	[2]	0.14	(0.38)	1.53
Diluted earnings per ADS, US$ (in dollars per share)	[2]	0.14	(0.38)	1.51
Ordinary shares [member]
Earnings per ADS and per share for profit (loss) from continuing operations (1):
Basic earnings per share, US$ (in dollars per share)	[2]	0.07	(0.19)	0.16
Diluted earnings per ADS, US$ (in dollars per share)	[2]	0.07	(0.19)	0.16
Earnings per ADS and per share for net income (loss) (1):
Basic earnings per share, US$ (in dollars per share)	[2]	0.07	(0.19)	0.76
Diluted earnings per ADS, US$ (in dollars per share)	[2]	$ 0.07	$ (0.19)	$ 0.75

[1]	For the year ended December 31, 2021, the share of net income (loss) of equity-accounted investees and the amount of impairment of equity-accounted investees have been adjusted, as disclosed in Note 1a.
[2]	Each ADS in Opera Limited (Nasdaq: OPRA) represents two underlying shares.